Investment Objectives and Goals	Mar. 31, 2026
Needham Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEEDHAM GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Needham Growth Fund (the “Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Needham Aggressive Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEEDHAM AGGRESSIVE GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Needham Aggressive Growth Fund (the “Aggressive Growth Fund”) seeks long-term, tax-efficient capital appreciation.
Needham Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	NEEDHAM SMALL CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Needham Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term, tax-efficient capital appreciation.